Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Anfield U.S. Equity Sector Rotation ETF | Anfield U.S. Equity Sector Rotation ETF
Prospectus [Line Items]
Annual Return [Percent]	20.68%	25.14%	21.08%	(17.42%)	25.30%	19.42%